Risk Management Activities - Netting Arrangements (Details) - CAD CAD in Millions	Dec. 31, 2017	Dec. 31, 2016
Current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	CAD (159)	CAD (113)
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	43	24
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	(116)	(89)
Long-term financial liabilities
Disclosure of detailed information about financial instruments [line items]
Gross financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	(38)	(53)
Gross financial assets set off against financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements	0	3
Net financial liabilities subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	(38)	(50)
Current financial assets
Disclosure of detailed information about financial instruments [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	281	315
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	(43)	(24)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	238	291
Long-term financial assets
Disclosure of detailed information about financial instruments [line items]
Gross financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	637	744
Gross financial liabilities set off against financial assets subject to offsetting, enforceable master netting arrangements or similar agreements	0	(3)
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position	CAD 637	CAD 741